Summary of Goodwill by Segment (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,232	$ 17,148
Additions		156
Foreign currency translation adjustments and other	383	(1,072)
Ending balance	16,615	16,232
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,824	2,846
Additions		40
Foreign currency translation adjustments and other	22	(62)
Ending balance	2,846	2,824
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	13,134	14,142
Foreign currency translation adjustments and other	357	(1,008)
Ending balance	13,491	13,134
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	274	160
Additions		116
Foreign currency translation adjustments and other	4	(2)
Ending balance	$ 278	$ 274